Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Total	$5,407	$5,328	$5,935

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Corporate and eliminations	11	10	15
Total	$493	$502	$530

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Corporate and eliminations	7	11	17
Total	$85	$83	$59

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Corporate and eliminations	17	14	8
Total	$34	$27	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Corporate and eliminations	(74)	(168)	(109)
Total	$882	$728	$673

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(1)	234	336
Total	$14,583	$14,472

(1)              Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8
Total	$358	$367	$334

Geographic Segment Information

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,637	$447	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	4	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509
Total	$5,407	$882	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,498	$355	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(90)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505
Total	$5,328	$728	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,389	$239
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91
Total	$4,935	$673

(1)              Revenues are attributed to geographic areas based on the location of customers.

(2)              Long-lived assets include property, plant and equipment, goodwill and other intangible assets.